Operating expenses - Schedule of Performance-Based Compensation Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Performance-based cash awards	£ 162	£ 169	£ 144
Performance-based compensation expense
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	396	440	458
Performance-based compensation expense deferred until later years
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	124	130	148
Awards made in respect of the year ended 31 December | Performance-based compensation expense
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	300	316	349
Awards made in respect of the year ended 31 December | Performance-based compensation expense deferred until later years
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	90	108	128
Awards made in respect of earlier years | Performance-based compensation expense
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	96	124	109
Awards made in respect of earlier years | Performance-based compensation expense deferred until later years
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 34	£ 22	£ 20